Earnings per Share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings per Share
8. Earnings per Share
Basic EPS is computed by dividing the net income of the Group by the weighted average number of ordinary shares outstanding during the financial year, including, the ordinary shares issuable for no consideration for which all conditions are satisfied (21.0 million shares as at March 31, 2026, 26.2 million shares as at March 31, 2025 and 34.0 million shares as at March 31, 2024).
Shares held by the EST are deducted from both basic and diluted EPS calculations. At the end of the reporting period, there were
 37.7 million (March 31, 2025: 14.6 million; March 31, 2024: 22.9 million) shares held in the EST.
Diluted EPS is computed by dividing net income attributable to the Group by the weighted-average shares outstanding during the period, adjusted for the impact of potentially dilutive securities, as determined under the treasury stock method. Rights granted to employees under employee share award plans, with a strike price and/or with conditions which have not yet been met at the balance sheet date, are considered to be potential dilutive shares and therefore have been included in the calculation of diluted EPS. In periods with net loss, all potentially dilutive securities are excluded from the calculation of earnings per share as their inclusion would have an antidilutive effect. For the purposes of diluted earnings per share, it is assumed that
any performance conditions attached to the schemes have been met at the balance sheet date.

The following table sets forth the computation of the Group’s basic and diluted net income/(loss) per ordinary share attributable to the Group.

	Year ended March 31,
	2026	2025	2024
Numerator	(In million, except per share data)
Net income – basic	$498.7	$550.3	$501.5
Net income – diluted	$498.7	$550.3	$501.5
Denominator
Weighted average number of shares – basic (in millions of shares)	1,019.5	1,032.3	1,032.6
Plus the effect of dilution from share awards (in millions of shares)	10.2	13.4	16.3
Weighted average number of shares – diluted (in millions of shares)	1,029.7	1,045.7	1,048.9
Earnings per share
Basic (cents)	$48.92	$53.31	$48.57
Diluted (cents)	$48.43	$52.63	$47.81